ISSUED CAPITAL	12 Months Ended
Jun. 30, 2018
Disclosure Of Issued Capital [Abstract]
ISSUED CAPITAL
10.	ISSUED CAPITAL

(a) Issued Capital

		Years Ended June 30,
	Notes	2018	2017	2016

533,891,470 (2017: 533,891,470) fully paid ordinary shares	10(b)	143,910,328	144,018,006	144,177,570
Nil (2017: Nil) options for fully paid ordinary shares	10(c)	-	-	2,701,644
		143,910,328	144,018,006	146,879,214

(b) Movements in Issued Shares

	June 30,
	2018		2017		2016
	No.	A$	No.	A$	No.	A$
Beginning of the year	533,891,470	144,018,006	533,891,470	144,177,570	533,891,470	144,194,070

Movement during the year	-	(107,678)	-	(159,564)	-	(16,500)

End of the year	533,891,470	143,910,328	533,891,470	144,018,006	533,891,470	144,177,570

Details of share issuances are as follows:

Date	Details	Notes	Number	Issue Price	A$
Year ended June 30, 2015			45,244,510	-	6,886,299
July 1, 2015	Reverse proposed issue to a consultant		-	-	(16,500)
Year end June 30, 2016			-	-	(16,500)
June 30, 2017	Security issuance costs		-	-	(159,564)
Year end June 30, 2017			-	-	(159,564)
June 30, 2018	Security issuance costs		-	-	(107,678)
Year end June 30, 2018			-	-	(107,678)

(i) Shares issued to consultants for services are recorded as non-cash compensation and are recognized at either the fair value of the services rendered, or if this cannot be reasonably estimated, the fair value of the underlying equity instruments issued. Shares issued to consultants have been valued as outlined below:

The services provided by these consultants were documented in consultancy agreements which outlined remuneration in the form of an annual fee and share-based compensation in the form of shares. The equity-based compensation is not linked to any particular milestone or element of the services to be provided under the terms of the agreements.

Given the extended period of consultants’ involvement and associated milestones, the Company determined there were no comparable service examples against which to benchmark the value of the consultants’ services. Additionally, there was no distinction between the portion of the services which gave rise to the cash entitlements and the portion that gave rise to share entitlements. As the Company could not reliably estimate the fair value of the services received, the Company determined that it was appropriate to measure the services at the fair value of the underlying equity instruments issued.

(c) Movements in Options

	June 30,
	2018		2017		2016
	Number of Options	A$	Number of Options	A$	Number of Options	A$
Beginning of the year	-	-	-	2,701,644	-	2,701,644

Reclassify expired options to accumulated losses	-	-	-	(2,701,644)

End of the year*	-	-	-	-	-	2,701,644

* In 2017 expired options were reclassified to accumulated losses. There was no movement in options during the financial years ended June 30, 2018 and 2016.

(d) Terms and Conditions of Issued Capital

Ordinary shares

Ordinary shares have the right to receive dividends as declared and, in the event of a winding up of the Company, to participate in the proceeds from the sale of all surplus assets in proportion to the number of and amounts paid up on shares held. Ordinary shares entitle their holder to vote, either in person or by proxy, at a meeting of the Company’s shareholders.

Options

Option holders do not have the right to receive dividends and are not entitled to vote at a meeting of the Company’s shareholders. Options may be exercised at any time from the date they vest to the date of their expiration. Share options convert into ordinary shares on a one for one basis on the date they are exercised.

(e) Shares Issued after Reporting Date

Subsequent to the end of the current financial year, on July 12, 2018, 3,083,580 new ordinary shares were issued.